ORGANIZATION AND DESCRIPTION OF BUSINESS, Subsidiaries Information (Details)	12 Months Ended
Mar. 31, 2025
Subsidiaries Information [Abstract]
Place of incorporation	D8
Waton Securities International Limited ("WSI") [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Apr. 28, 1989
Place of incorporation	K3
% of ownership	100.00%
Major business activities	Broker services and software licensing (including subscription based) and related support services
Infast Asset Management Limited ("IAM") [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Oct. 30, 2012	[1]
Place of incorporation	K3	[1]
% of ownership	100.00%	[1]
Major business activities	No substantial business	[1]
Waton Investment Global SPC ("WIG SPC") [Member]
Subsidiaries Information [Abstract]
Date of incorporation	May 12, 2022	[1]
Place of incorporation	E9	[1]
% of ownership	100.00%	[1]
Major business activities	Investment segregated portfolio holdings	[1]
Waton Technology International Limited ("WTI") [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Feb. 24, 2023
Place of incorporation	K3
% of ownership	100.00%
Major business activities	Software licensing (including subscription based) and related support services
Waton Sponsor Limited [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Sep. 07, 2023
Place of incorporation	D8
% of ownership	100.00%
Major business activities	Sponsor of a special purpose acquisition company
Love & Health Limited [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Oct. 03, 2023	[2]
Place of incorporation	E9	[2]
% of ownership	100.00%	[2]
Major business activities	Special Purpose Acquisition Company	[2]
Descart Limited [Member]
Subsidiaries Information [Abstract]
Date of incorporation	Feb. 23, 2024
Place of incorporation	X1
% of ownership	100.00%
Major business activities	General holding

[1]	A subsidiary of WSI
[2]	As of March 31, 2025, Love & Health Limited has not completed its initial public offering with Nasdaq.